Common Stock Warrants (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Jun. 30, 2016	Sep. 30, 2016
Issuance of warrants to purchase of stock	100,000		100,000
Warrants exercise price per share	$ 0.40		$ 0.40
Warrants expiration date description			warrant expires in March 2019
Warrants term			3 years
Convertible promissory	$ 200,000		$ 200,000
Warrant [Member]
Common stock shares exercised		42,000
Sale of stock price per share		$ 0.50
Common stock shares exercised, value	$ 21,000
July 2016 [Member]
Warrants exercise price per share	$ 0.40		$ 0.40
October 2019 [Member]
Warrants exercise price per share	$ 1.00		$ 1.00